LOANS - LOANS BY CLASS MODIFIED AS TROUBLED DEBT RESTRUCTURINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Troubled Debt Restructurings
Number of Loans | item	2	2
Pre-Modification Outstanding Recorded Investment	$ 246	$ 276
Post-Modification Outstanding Recorded Investment	$ 267	$ 281
Period contractually past due under modified terms for which loan is considered to be in payment default	30 days
Number of Loans, With Subsequent Default | item		1
Recorded Investment		$ 34
Additional increase in the allowance for loan losses due to troubled debt restructurings	$ 0	11
Troubled debt restructurings	$ 0	$ 0
One-to-four-family
Troubled Debt Restructurings
Number of Loans | item	2	1
Pre-Modification Outstanding Recorded Investment	$ 246	$ 100
Post-Modification Outstanding Recorded Investment	$ 267	$ 100
Number of Loans, With Subsequent Default | item		1
Recorded Investment		$ 34
Multi-family and commercial
Troubled Debt Restructurings
Number of Loans | item		1
Pre-Modification Outstanding Recorded Investment		$ 176
Post-Modification Outstanding Recorded Investment		$ 181